Other Gains (Losses) - Net (Details) - Schedule of other gains (losses) - net - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of other gains (losses) - net [Abstract]
Net currency exchange gains (losses)	$ 1,079,191	$ (105,098)	$ (333,462)
Gains on financial assets and liabilities at fair value through profit or loss	405,008
Loss on disposal of subsidiaries	(69,335)		(124,441)
(Loss) gain on disposal of property, plant and equipment	(70,698)	459	(856)
Loss on lease modification	(48,488)
Impairment losses (Note)			(1,238,548)
Other losses	(72,793)	(22,386)	(5,072)
Total other gains (loss) net	$ 1,222,885	$ (127,025)	$ (1,702,379)